SHARE CAPITAL AND SHAREBASED PAYMENTS (Detail 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,980,774	2,980,774
Restricted Share Units [Member]
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,874,000	2,874,000	2,372,875
Granted			1,481,000
Exercised	(1,330,167)	(1,330,167)	(863,901)
Cancelled / Forfeited	(12,000)	(12,000)	(115,974)
Stock options outstanding, Ending	1,531,833	1,531,833	2,874,000
Outstanding and exercisable Weighted Average Exercise Price, Beginning | $ / shares	$ 1.28		$ 0.94
Weighted Average Exercise Price, Granted | $ / shares			1.64
Weighted Average Exercise Price, Exercised | (per share)		$ 1.22	0.99
Weighted Average Exercise Price, Cancelled / Forfeited | $ / shares	1.64		1.00
Stock options outstanding | $ / shares	$ 1.33		$ 1.28